UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02033
The Reserve Fund
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	12/1/04-2/28/05

Item 1.           Schedule of Investments

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certficates of Deposit– 65.4%

	Domestic– 10.3%
$375,000,000	Bank of America NA, 2.55%,12/09/05	$375,000,000
300,000,000	Chase Bank U.S.A., 2.54%, 5/11/05*	299,999,572
150,000,000	Washington Mutual Bank FA, 2.55%, 3/21/05	150,000,000
150,000,000	Washington Mutual Bank FA, 2.55%, 3/22/05	150,000,000
50,000,000	Washington Mutual Bank FA, 2.61%, 4/05/05	50,000,000
300,000,000	Washington Mutual Bank FA, 2.16%, 4/25/05	300,000,000
		1,324,999,572
	Yankees– 55.1%
400,000,000	Abbey National PLC, 2.37%, 9/12/05	399,925,084
400,000,000	Barclays Bank PLC, 2.515%, 4/04/05*	399,990,615
500,000,000	BNP Paribas, 2.40 - 2.45%, 3/10/05	500,000,000
340,000,000	Calyon, 2.515%, 3/17/05*	339,996,415
70,000,000	Calyon, 2.545%, 4/21/05*	69,998,044
50,000,000	Calyon, 2.39%, 9/12/05*	49,989,232
200,000,000	Canadian Imperial Bank of Commerce, 2.64%, 3/16/06	200,000,000
500,000,000	Credit Suisse First Boston, 2.54%, 3/29/05	500,000,000
100,000,000	Credit Suisse First Boston, 2.57%, 11/18/05	100,000,000
300,000,000	Deutsche Bank AG, 2.43%, 3/07/05	300,000,000
200,000,000	Deutsche Bank AG, 1.33%, 3/15/05	200,000,000
200,000,000	Deutsche Bank AG, 1.31%, 4/25/05	200,000,000
100,000,000	Deutsche Bank AG, 1.355%, 4/29/05	100,000,000
300,000,000	Dexia Bank, 2.605%, 4/07/05	300,000,000
100,000,000	Forenings Sparbanken, 2.52%, 3/04/05*	99,999,794
250,000,000	HBOS PLC, 2.60%, 3/31/05*	249,995,860
200,000,000	Landesbank Baden-Wurttemberg, 2.60%, 4/07/05	200,000,000
100,000,000	Nordea Bank, 2.52%, 3/04/05*	99,999,794
500,000,000	Royal Bank of Scotland PLC, 2.51%, 3/14/05*	499,995,359
200,000,000	Royal Bank of Scotland PLC, 2.805%, 8/26/05*	199,970,574
225,000,000	Societe Generale, 2.52%, 3/04/05*	224,999,622
300,000,000	Societe Generale, 2.54%, 3/10/05*	299,998,506
200,000,000	Societe Generale, 2.5175%, 3/17/05*	199,998,010
200,000,000	Standard Chartered, 2.54%, 3/09/05*	199,999,120
300,000,000	Svenska Handelsbanken, 2.54%, 3/29/05	300,000,000
400,000,000	Svenska Handelsbanken, 2.51%, 5/18/05*	399,987,045
225,000,000	Westdeutsche Landesbank AG%, 2.53, 3/07/05*	224,999,428
200,000,000	Westdeutsche Landesbank AG%, 2.53, 3/11/05*	199,999,174
		7,059,841,676
	Total Negotiable Bank Certificates of Deposit
	(Cost $8,384,841,248)	8,384,841,248

	Euro Time Deposit– 3.9%
498,000,000	UBS AG, 2.50%, 3/01/05 (Cost $498,000,000)	498,000,000

	Government Agency Notes– 17.1%
350,000,000	Federal Home Loan Bank, 1.45%, 3/11/05		350,000,000
200,000,000	Federal Home Loan Bank, 2.405%, 3/15/05*		200,000,000
190,000,000	Federal Home Loan Bank, 1.30%, 4/25/05		190,000,000
100,000,000	Federal Home Loan Bank, 1.35%, 4/29/05		100,000,000
100,000,000	Federal Home Loan Bank, 1.36%, 5/03/05		100,000,000
200,000,000	Federal Home Loan Mortgage Corp., 2.30%, 9/26/05		200,000,000
100,000,000	Federal Home Loan Mortgage Corp., 2.55%, 10/07/05		100,016,283
100,000,000	Federal National Mortgage Association, 1.40%, 5/03/05		100,000,000
100,000,000	Federal National Mortgage Association, 1.55%, 5/04/05		100,000,000
175,000,000	Federal National Mortgage Association, 1.65%, 5/16/05		175,000,000
200,000,000	Federal National Mortgage Association, 1.81%, 5/27/05		200,000,000
150,000,000	Federal National Mortgage Association, 2.47%, 9/08/05*		149,960,588
223,300,000	Federal National Mortgage Association, 2.43%, 10/03/05*		223,229,414

	Total Government Agency Notes (Cost $2,188,206,285)		2,188,206,285

	Repurchase Agreements– 13.2%

1,192,000,000

Bear Stearns & Co., Inc., 2.65%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $1,192,087,745 (collateralized by FGRA 0%, due 4/15/17 to 2/15/35 valued at $321,052,990, FGRM 0% to 6.50% due 4/15/15 to 11/15/34 valued at $95,810,417, FGSR 0% due 1/01/23 valued at $452,323, FHLM 6.50% due 2/25/43 valued at $2,730,645, FNMA 0% to 7.50% due 8/15/08 to 1/25/48 valued at $35,615,759, FNRA 0% due 12/25/06 to 3/25/35 valued at $225,658,266, FNR1 0% due 4/25/11 valued at $360,193, FNR2 0% due 7/25/23 valued at $3,538,672, FNRM 0% due 12/25/11 to 3/25/35 valued at $84,527,670 FNST 0% due 9/01/10 valued at $448, FXRA 0% due 3/18/32 valued at $5,340,403, GNRM 2.79% to 7.50% due 5/16/23 to 9/16/38 valued at $229,845,946, GNRP 6.00% due 4/17/34 valued at $2,291,221, GNRR 0% to 12.50% due 9/20/17 to 10/20/34 valued at $220,525,632, SFNI 0% due 1/01/18 to 12/01/18 valued at $10,733)

			1,192,000,000

400,000,000

Deutsche Bank Securities Inc., 2.64%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $400,029,333 (collateralized by FCBD 5.24% to 6.46% due 8/6/07 to 12/07/28 valued at $944,433, FCFR 0% due 6/20/06 value at $1,401,285, FCDN 0% due 4/06/05 valued at $4,687,310, FCOR 1.23% to 5.00% due 3/22/05 to 11/05/14 valued at $16,159,873, FCSB 2.125% to 6.75% due 11/15/05 to 8/26/13 valued at $21,389,647, FHDN 0% due 3/02/05 to 8/11/05 valued at $16,705,166, FHFR 0% due 2/27/07 to 3/10/08 valued at $130,465, FHLB 2.125% to 7.625% due 4/15/05 to 8/15/19 valued at $86,954,331, FHOR 0% to 6.25% due 4/01/05 to 8/22/18 valued at $91,313,406 FNDN 0% due 3/07/05 to 1/27/06 valued at $20,001,136, FNFR 0% due 6/17/05 to 9/9/05 valued at $7,728,413, FNNT 0% to 6.64% due 5/26/05 to 10/27/23 valued at $91,229,139, FNSM 2.25% to 7.25% due 10/15/05 to 4/15/14 valued at $49,355,618)

			400,000,000

100,000,000	JP Morgan Chase & Co., 2.63%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $100,007,306 (collateralized by FGRM 4% to 4.50% due 2/15/17 to 3/15/18 valued at $94,759,933, FNRM 0% due 4/25/17 valued at $8,241,356)		100,000,000

	Total Repurchase Agreements (Cost $1,692,000,000)		1,692,000,000

	Total Investments (Cost $12,763,047,533)	99.6%	12,763,047,533
	Other Assets, Less Liabilities	0.4	57,115,009
	Net Assets	100.0%	$12,820,162,542

* Variable rate instrument.

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Principal
Amount			Value
	Government Agency Notes - 62.5%

$15,000,000	Federal Home Loan Bank, 1.45%, 3/11/05		$15,000,000
58,050,000	Federal Home Loan Bank, 2.405%, 3/15/05*		58,049,667
50,000,000	Federal Home Loan Bank, 2.55%, 4/07/05*		50,000,000
20,000,000	Federal Home Loan Bank, 1.30%, 4/13/05		20,000,000
31,500,000	Federal Home Loan Bank, 1.35% - 4.625%, 4/15/05		31,555,293
50,000,000	Federal Home Loan Bank, 2.58%, 4/19/05		49,998,591
10,000,000	Federal Home Loan Bank, 1.30%, 4/25/05		10,000,000
10,000,000	Federal Home Loan Bank, 1.36%, 5/03/05		10,000,000
15,595,000	Federal Home Loan Bank, 1.65%, 5/17/05*		15,595,000
50,000,000	Federal Home Loan Bank, 2.445%, 10/03/05*		49,985,218
75,000,000	Federal Home Loan Mortgage Corp.,1.29%, 3/23/05		74,952,155
50,000,000	Federal Home Loan Mortgage Corp., 2.30%, 9/26/05		50,000,000
50,000,000	Federal Home Loan Mortgage Corp., 2.55%, 10/07/05		50,010,421
50,000,000	Federal National Mortgage Association, 2.42%, 3/23/05*		49,929,416
300,000,000	Federal National Mortgage Association, 2.470%, 9/08/05*		299,922,114
25,000,000	Federal National Mortgage Association, 2.5562%, 12/29/05*		24,990,551

	Total Government Agency Notes (Cost $859,988,426)		859,988,426

	Repurchase Agreements - 37.2%
245,000,000	Bear Stearns & Co., Inc., 2.65%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $245,018,035 (collateralized by FGRM 3.50% to 5.50% due from 1/15/16 to 4/15/32 valued at $126,403,215, FNRM 0% due from 11/25/15 to 10/25/30 valued at 45,333,638, SBA 0% to 10.525% due 1/25/07 to 3/25/22 valued at $79,832,720)		245,000,000
200,000,000	Deutsche Bank Securities Inc., 2.64%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $200,014,667 (collateralized by GNAR 4.125% due 11/20/32 valued at 20,078,906, GNMI 5.50% to 6.00% due from 2/15/32 to 2/15/35 valued at $185,921,094)		200,000,000
40,000,000	JP Morgan Chase & Co., 2.63%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $40,002,922 (collateralized by GNRM 2.99% to 5.146% due from 1/16/23 to 9/16/45 valued at 31,928,690 GNRR 5.00% to 6.00% due from 2/20/31 to 3/20/32 valued at $9,275,019)		40,000,000
27,000,000	State Street Bank & Trust Co., 2.55%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $27,001,913 (collateralized by FNMA 1.91% due 6/22/06 valued at $27,544,217)		27,000,000

	Total Repurchase Agreements (Cost $512,000,000)		512,000,000

	Total Investments (Cost $1,371,988,426)	99.7%	1,371,988,426
	Other Assets, Less Liabilities	0.3	3,955,781
	Net Assets	100.0%	$1,375,944,207

* Variable rate instrument.

THE RESERVE FUND

STRATEGIST MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Principal
Amount			Value
	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT – 9.6%
	YANKEES -9.6%
$500,000	Credit Suisse First Boston, 2.54%, 3/29/05		$500,000
500,000	Svenska Handelsbaken, 2.54%, 3/29/05		500,000
			1,000,000

	REPURCHASE AGREEMENTS – 89.5%
9,300,000

Bear Stearns & Co., Inc., 2.65%, dated 2/28/05, due 3/01/05, repurchase proceeds at maturity $9,300,685 (collateralized by FGRA 0% due 1/15/35 valued at 4,838,897, FGRM 5.00% due 12/15/34 valued at $4,741,618)

	Total Repurchase Agreements (Cost $9,300,000)		9,300,000

	Total Investments (Cost $10,300,000)	99.1%	1,000,000
	Other Assets, Less Liabilities	0.9	91,161
	Net Assets	100.0%	$1,091,161

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2005 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 96.9%

$52,600,000	2.115% - 2.28%, 3/03/05		$52,596,803
120,000,000	2.08% - 2.31%,3/10/05		119,944,406
56,500,000	2.165% - 2.35%, 3/17/05		56,447,189
81,000,000	2.12% - 2.445%, 3/24/05		80,889,375
44,700,000	2.16% - 2.25%,3/31/05		44,622,004
30,000,000	2.025%, 4/07/05		29,939,250
22,000,000	2.30%, 4/14/05		21,939,561
15,000,000	2.395%, 4/21/05		14,950,104
25,000,000	2.24%, 5/12/05		24,889,555

	Total U.S. Treasury Bills (Cost $446,218,247)		446,218,247

	U.S. Treasury Notes - 3.1%
14,500,000	1.25%, 5/31/05 (Cost $14,468,384)		14,468,384

	Total Investments (Cost $460,686,631)	100.0%	460,686,631
	Other Assets, Less Liabilities	0.0	40,061
	Net Assets	100.0%	$460,726,694

THE RESERVE FUND

THE QUAKER RESERVE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2005 (Unaudited)

Investment in Reserve Primary Fund - Class 8 (476,330 shares; Cost $476,330)		$476,330

Total Investments	100.5%	476,330
Other Assets, Less Liabilities	0.5	(2,506)
Net Assets	100.0%	$473,824

GLOSSARY

FGRA     FHLMC Adjustable Rate REMIC

FGRM    FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

FGSR      FHLMC Gold STRIP Pro-Rate Principal Only

FHLMC  Federal Home Loan Mortgage Corp.

FMRA    FHLMC REMIC

FNMA   Federal National Mortgage Association

FNRA     FNMA REMIC

FNRM    FNMA REMIC Mortgage-Backed Pass-Through Securitied

FNDN     FHLMC Discount Note

FNST      FNMA STRIPS

FXRA     FNMA Series 2001-72

GNAR    GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities

GNMA   Governmental National Mortgage Association

GNMAI  GNMA I MBS Fixed Rate

GNMAII                GNMA II MBS Fixed Rate

GNRM    GNMA Pass-Through Floating Rate Securities

GNRP     Federal Eligible GNMA REMIC

GNRR     PPC Eligible GNMA REMIC

REMIC   Real Estate Mortgage Investment Conduit

SEA        Small Business Administration

SFNI       FNMA Stripped Mortgage-Backed Securities

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Reserve Fund
By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

Date	April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

By (Signature and Title)*	/s/ Arthur T. Bent III
Arthur T. Bent III
Treasurer (Principal Financial Officer)

Date	April 29, 2005

*  Print the name and title of each signing officer under his or her signature.